Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Option Grant using the Black-Scholes Option-pricing Model

We recognized stock-based compensation cost of $0.1 million and $0.4 million during 2021 and 2020, respectively. The calculated value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

2020
Risk-free interest rate	0.31% – 1.50%
Expected dividend yield	0%
Expected volatility	78.0% to 96.0%
Expected term	6.02 years
Weighted-average grant date calculated fair value	$3.72

Summary of Stock Option Activity

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price	Contractual
	Shares	Per Share	Life (in Years)
Options outstanding as of December 31, 2021	182	$15.68	6.59
Granted	—	$—
Exercised	—	$—
Forfeited or expired	(2)	$40.00
Options outstanding as of March 31, 2022	180	$15.47	6.40
Options exercisable as of March 31, 2022	151	$17.76	6.11

A summary of stock option activity for the years ended December 31, 2021 and 2020 is presented below (in thousands, except per share and contractual life data):

			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual
	Shares	Price	Life (in Years)
Options outstanding at December 31, 2019	984	$21.75
Granted	228	5.49
Exercised	—	—
Forfeited or expired	(1,016)	19.34
Options outstanding at December 31, 2020	196	15.48
Granted	—	—
Exercised	—	—
Forfeited or expired	(14)	12.95
Options outstanding, vested and expected to vest at December 31, 2021	182	$15.68	6.59
Options exercisable at December 31, 2021	148	$18.38	6.25

Summary of Exercise Prices of Common Stock Options Outstanding and Exercisable

The exercise prices of common stock options outstanding and exercisable are as follows at December 31, 2021 (in thousands):

	Options	Options
	Outstanding	Exercisable
Exercise Price	(Shares)	(Shares)
$0.90 to 0.91	22	8
$5.67 to 6.64	85	64
$13.84 to 16.40	52	52
$32.80 to 40.00	10	10
$72.08 to 104.72	13	14
	182	148

Stock-based Compensation Expense

The following table presented below summarizes Restricted Stock Unit (RSU) activity for the year ended December 31, 2020 (in thousands, except per share data):

		Weighted
		Average
		Grant Date
	Number	Fair Value
	of Awards	Per Share
Outstanding as of December 31, 2019	61	$5.92
Awarded	—
Vested	(15)	5.92
Forfeited/canceled	(46)	5.92
Outstanding as of December 31, 2020	—

There was no activity in the year ended December 31, 2021. As of December 31, 2021, there was no unrecognized compensation cost related to RSUs as they have all been canceled.

The total stock-based compensation recognized for stock-based awards granted in the consolidated statements of operations for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	2021	2020

Research and development	$22	$127
Clinical and regulatory	35	51
Selling and marketing	—	41
General and administrative	18	202
Total	$75	$421

Stock-based Compensation Expense

	Three Months Ended
	March 31,
	2022	2021
Research and development	5	5
Clinical and regulatory	3	9
General and administrative	5	5
Total	$13	$19

The total stock-based compensation recognized for stock-based awards granted in the consolidated statements of operations for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	2021	2020

Research and development	$22	$127
Clinical and regulatory	35	51
Selling and marketing	—	41
General and administrative	18	202
Total	$75	$421